Assets and Liabilities in Currencies Other than the Argentine Peso	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Assets and Liabilities in Currencies Other than the Argentine Peso
33.	ASSETS AND LIABILITIES IN CURRENCIES OTHER THAN THE PESO

	2018			2017			2016
	Amount in currencies other than the Peso	Exchange rate in force(1)	Total	Amount in currencies other than the Peso	Exchange rate in force(1)	Total	Amount in currencies other than the Peso		Exchange rate in force(1)	Total
Noncurrent assets
Other receivables
U.S. dollar	10	37.50	375	2	18.55	37	169		15.79	2,669
Real	—	—	—	—	—	—	10		4.84	48
Chilean peso	11	0.05	1	—	—	—	—		—	—
Trade receivables
U.S. dollar	489	37.50	18,338	2	18.55	37	—		—	—
Investments in financial assets
U.S. dollar	—	—	—	—	—	—	490		15.79	7,737

Total noncurrent assets			18,714			74				10,454

Current assets
Trade receivables
U.S. dollar	907	37.50	34,013	380	18.55	7,049	397		15.79	6,269
Chilean peso	15,285	0.05	764	9,836	0.03	295	10,542		0.02	211
Real	—	—	—	—	—	—	23		4.84	111
Other receivables
U.S. dollar	191	37.50	7,163	165	18.55	3,061	349		15.79	5,511
Euro	2	42.84	86	5	22.28	111	15		16.63	249
Real	—	—	—	—	—	—	4		4.84	19
Chilean peso	6,253	0.05	313	4,303	0.03	129	—		—	—
Swiss franc	—	—	—	3	19.04	57	—		—	—
Investments in financial assets
U.S. dollar	292	37.50	10,941	697	18.55	12,936	478		15.79	7,548
Cash and cash equivalents
U.S. dollar	900	37.50	33,750	526	18.55	9,757	414		15.79	6,537
Chilean peso	1,097	0.05	55	898	0.03	27	240		0.02	5
Real	—	—	—	—	—	—	2		4.84	10
Swiss franc	—	—	—	—	—	—	—	(2)	15.52	6

Total current assets			87,085			33,422				26,476

Total assets			105,799			33,496				36,930

Noncurrent liabilities
Provisions
U.S. dollar	1,956	37.70	73,741	2,909	18.65	54,253	2,675		15.89	42,506
Loans
U.S. dollar	6,475	37.70	244,094	6,200	18.65	115,628	5,741		15.89	91,222
Real	—	—	—	—	—	—	13		4.88	63
Swiss franc	—	—	—	300	19.13	5,731	300		15.57	4,673
Other liabilities
U.S. dollar	14	37.70	523	14	18.65	269	21		15.89	334
Accounts payable
U.S. dollar	3	37.70	113	4	18.65	75	133		15.89	2,113

Total noncurrent liabilities			318,471			175,956				140,911

Current liabilities
Provisions
U.S. dollar	73	37.70	2,752	57	18.65	1,063	45		15.89	715
Taxes payable
Real	—	—	—	—	—	—	5		4.88	24
Chilean peso	1,752	0.05	88	1,524	0.03	46	1,055		0.02	21
Loans
U.S. dollar	1,206	37.70	45,475	1,647	18.65	30,725	1,054		15.89	16,754
Real	—	—	—	—	—	—	17		4.88	82
Swiss franc	302	38.31	11,563	3	19.13	54	3		15.57	45
Salaries and social security
U.S. dollar	6	37.70	226	6	18.65	112	6		15.89	96
Real	—	—	—	—	—	—	2		4.88	10
Chilean peso	274	0.05	14	247	0.03	7	501		0.02	10
Other liabilities
U.S. dollar	12	37.70	452	125	18.65	2,331	275		15.89	4,371
Accounts payable
U.S. dollar	1,087	37.70	40,980	1,149	18.65	21,429	1,197		15.89	19,020
Euro	21	43.16	906	18	22.45	404	15		16.77	252
Chilean peso	2,202	0.05	110	1,826	0.03	55	4,915		0.02	98
Real	—	—	—	—	—	—	9		4.88	44
Swiss franc	—	—	—	3	19.13	57	—	(2)	15.57	3
Yen	13	0.34	4	19	0.17	3	—		—	—

Total current liabilities			102,570			56,286				41,545

Total liabilities			421,041			232,242				182,456

(1)	Exchange rate in force at December 31, 2018, 2017 and 2016 according to BNA.
(2)	Registered value less than 1.